As filed with the Securities and Exchange Commission  on    November 8,
1996

								Registration No. 33-2627
								811-4551


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.
[X] Post-Effective Amendment No.		    35

REGISTRATION STATEMENT UNDER THE INVESTMENT
           COMPANY ACT OF 1940, as amended

Amendment No.     36  [X]

SMITH BARNEY EQUITY FUNDS
(Exact name of Registrant as Specified in Charter)

Area Code and Telephone Number: (212) 723-9218

388 Greenwich Street, New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Christina T. Sydor
Secretary
388 Greenwich Street New York, New York  10013
(Name and Address of Agent for Service)

copies to:

Burton M. Leibert, Esq.
Willkie Farr & Gallagher
One Citicorp Center
153 East 53rd Street
New York, NY  10022

It is proposed that this filing become effective:

____	Immediately upon filing pursuant to Rule 485(b)
         	on April 22, 1996 pursuant to Rule 485(b)
    X  	60 days after filing pursuant to Rule 485(a)
____ 	on -------------- pursuant to Rule 485(a)

The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended January 31, 1996 was filed on March 29, 1996.


 SMITH BARNEY EQUITY FUNDS

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page




	SMITH BARNEY EQUITY FUNDS

	FORM  N-1A CROSS REFERENCE SHEET
	Pursuant to Rule 495(a) Under the Securities Act of 1933, as amended


Part A
Item No							Prospectus Caption


1.	Cover Page					Cover Page

2.	Synopsis					Prospectus Summary

3.	Condensed Financial Information			Financial
Highlights;

4.	General Description of Registrant			Cover Page;
Prospectus Summary;
							Investment Objective and
Management
							Policies; Distributor;
Additional
							Information

5.	Management of the Fund				Prospectus Summary;
Management of
							the Trust and the Fund;
Distributor;
							Additional Information

6.	Capital Stock and Other Securities			Investment
Objective and Management
							Policies; Dividends,
Distributions
							and Taxes; Additional
Information

7.	Purchase of Securities Being Offered		Valuation of
Shares; Purchase of
							Shares; Exchange Privilege;
Redemption
							of Shares; Minimum Account
Size;
							Distributor; Additional
Information

8.	Redemption or Repurchase of Shares		Purchase of Shares;
Redemption of 								Shares;
Exchange Privilege

9.	Pending Legal Proceedings			Not Applicable


Part B 							Statement of Additional
Item No.						Information Caption


10.	Cover Page					Cover page

11.	Table of Contents				Contents

12.	General Information and History			Distributor;
Additional Information

13.	Investment Objectives and Policies			Investment
Objectives and Management
							Policies

14.	Management of the Fund				Management of the Trust
and the Funds;
							Distributor

15.	Control Persons and Principal			Management of the Trust
and the Funds
	Holders of Securities

16.	Investment Advisory and Other Services		Management of the
Trust and the Funds;
							Distributor

17.	Brokerage Allocation				Investment Objectives
and Management
							Policies; Distributor

18.	Capital Stock and Other Securities			Investment
Objectives and Management
							Policies; Purchase of Shares;
							Redemption of Shares; Taxes

19.	Purchase, Redemption and Pricing			Purchase of
Shares; Redemption of
	of Securities Being Offered			Shares; Valuation of
Shares; Distributor;
							Exchange Privilege

20.	Tax Status					Taxes

21.	Underwriters					Distributor

22.	Calculation of Performance Data			Performance Data

23.	Financial Statements				Financial Statements



	SMITH BARNEY EQUITY FUNDS
	PART A

The Prospectus, filed on August 29, 1996 with Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A (Accession No. 0000091155-96-000353), is incorporated by reference in its entirety.



	SMITH BARNEY EQUITY FUNDS
	PART B


The Statement of Additional Information, filed on August 29, 1996 with Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A (Accession No. 0000091155-96-000353), is incorporated by reference in its entirety.





	SMITH BARNEY EQUITY FUNDS
	PART C

Part C of Post-Effective Amendment No. 34 to the Fund's Registration Statement on Form N-1A filed on August 29, 1996 (Accession No.
0000091155-96-000353), is incorporated by reference in its entirety.




	SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY EQUITY FUNDS, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 8th day of November, 1996.

							SMITH BARNEY EQUITY FUNDS

							By: /s/ Heath B. McLendon
							           Heath B. McLendon,
							           Chairman of the
Board and
							            Chief Executive
Officer

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature				Title				Date

/s/ Heath B. McLendon			Chairman of the Board
	11/8/96
Heath B. McLendon			(Chief Executive Officer)


/s/ Lewis E. Daidone			Senior Vice President and
	11/8/96
Lewis E. Daidone			Treasurer (Chief Financial
					and Accounting Officer)


/s/ Lee Abraham*			Trustee				11/8/96
Lee Abraham


/s/ Antoinette C. Bentley*			Trustee
	11/8/96
Antoinette C. Bentley


/s/ Allan J. Bloostein*			Trustee
	11/8/96
Allan J. Bloostein


/s/ Madelon Devoe-Talley*		Trustee
	11/8/96
Madelon Devoe-Talley


/s/ Richard E. Hanson*			Trustee
	11/8/96
Richard E. Hanson

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated October 27, 1992.


/s/ Heath B. McLendon							11/8/96
Heath B. McLendon
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